financial instruments - Liquidity risk (Details) - CAD ($) $ in Millions	Aug. 02, 2019	Jun. 30, 2019	Dec. 31, 2018
Liquidity risk
Total		$ 28,255	$ 24,205
Debt or equity securities pursuant to a shelf prospectus expiring June, 2020
Liquidity risk
Debt or equity securities that may be offered pursuant to a shelf prospectus			2,500
Debt or equity securities pursuant to a shelf prospectus expiring June, 2020 | Maximum
Liquidity risk
Debt or equity securities that may be offered pursuant to a shelf prospectus		100
Debt or equity securities pursuant to a shelf prospectus expiring August, 2022
Liquidity risk
Debt or equity securities that may be offered pursuant to a shelf prospectus	$ 3,000
Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities		2,865	2,782
Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities		108	109
Construction credit facility commitment
Liquidity risk
Contractual maturities, non-derivative liabilities		28	45
Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities			21,439
Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities		23,247
Finance leases
Liquidity risk
Contractual maturities, non-derivative liabilities			106
Leases
Liquidity risk
Contractual maturities, non-derivative liabilities		2,018
Composite long-term debt
Liquidity risk
Total		25,248
Other
Liquidity risk
Contractual maturities, derivative liabilities		5	2
First year
Liquidity risk
Total		4,220	3,772
First year | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities		2,408	2,372
First year | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities		2	3
First year | Construction credit facility commitment
Liquidity risk
Contractual maturities, non-derivative liabilities		28	45
First year | Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities			1,349
First year | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities		1,610
First year | Finance leases
Liquidity risk
Contractual maturities, non-derivative liabilities			55
First year | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities		173
2 years hence
Liquidity risk
Total		1,246	1,867
2 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities		339	251
2 years hence | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities		3	3
2 years hence | Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities			1,567
2 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities		571
2 years hence | Finance leases
Liquidity risk
Contractual maturities, non-derivative liabilities			51
2 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities		332
2 years hence | Other
Liquidity risk
Contractual maturities, derivative liabilities			1
3 years hence
Liquidity risk
Total		2,054	1,766
3 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities		91	102
3 years hence | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities		103	103
3 years hence | Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities			1,567
3 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities		1,622
3 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities		239
4 years hence
Liquidity risk
Total		2,331	2,099
4 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities		16	18
4 years hence | Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities			2,086
4 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities		2,120
4 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities		191
4 years hence | Other
Liquidity risk
Contractual maturities, derivative liabilities		5	1
5 years hence
Liquidity risk
Total		1,124	899
5 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities		8	19
5 years hence | Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities			886
5 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities		944
5 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities		173
Later than 5 years but before 10 years hence
Liquidity risk
Total		6,964	6,190
Later than 5 years but before 10 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities		3	20
Later than 5 years but before 10 years hence | Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities			6,240
Later than 5 years but before 10 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities		6,468
Later than 5 years but before 10 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities		482
Thereafter
Liquidity risk
Total		10,316	7,612
Thereafter | Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities			7,744
Thereafter | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities		9,912
Thereafter | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities		428
Currency risk related to long-term debt | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(5,928)	(5,138)
Amounts to be exchanged, Pay		5,911	4,886
Currency risk related to long-term debt | Composite long-term debt
Liquidity risk
Total		25,248	21,293
Currency risk related to long-term debt | First year | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(356)	(877)
Amounts to be exchanged, Pay		356	851
Currency risk related to long-term debt | 2 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(119)	(95)
Amounts to be exchanged, Pay		118	89
Currency risk related to long-term debt | 3 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(119)	(95)
Amounts to be exchanged, Pay		118	89
Currency risk related to long-term debt | 4 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(119)	(95)
Amounts to be exchanged, Pay		118	89
Currency risk related to long-term debt | 5 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(119)	(95)
Amounts to be exchanged, Pay		118	89
Currency risk related to long-term debt | Later than 5 years but before 10 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(1,980)	(1,917)
Amounts to be exchanged, Pay		1,991	1,847
Currency risk related to long-term debt | Thereafter | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(3,116)	(1,964)
Amounts to be exchanged, Pay		3,092	1,832
Currency risk related to foreign currency transactions | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(494)	(542)
Amounts to be exchanged, Pay		495	516
Currency risk related to foreign currency transactions | First year | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(273)	(542)
Amounts to be exchanged, Pay		272	$ 516
Currency risk related to foreign currency transactions | 2 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(221)
Amounts to be exchanged, Pay		$ 223